BUSINESS AND BASIS OF PRESENTATION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Current assets	$ 74,400	$ 89,700
Current liabilities	201,700	198,700
Cash flow from operating activities	$ 2,400	$ 47,200